UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

(Address of Principal Executive Office – Zip Code)

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) Title of Class of Securities of Neuberger Berman High Yield Strategies Fund Inc. (“Fund”) to be Redeemed:

Mandatory Redeemable Preferred Shares, Series C (the “MRP Shares”) (CUSIP #64128C 4*4), with a liquidation preference of $12.50 per share.

(2) Date on Which the Securities may be Redeemed:

The Fund intends to redeem the MRP Shares on September 18, 2023.  The Fund reserves the right to postpone or cancel any such redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The applicable provisions are in Section 14 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Mandatory Redeemable Preferred Shares, Series C.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund intends to redeem all its issued and outstanding MRP Shares (6,080,000 MRP Shares).

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 18th day of September, 2023.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Corey A. Issing
Name:	Corey A. Issing
Title:	Chief Legal Officer